Share-Based Compensation (Details) - Schedule of Weighted-Average Grant-Date Fair Value of Unit Options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted - Average Grant Date Fair Value, Non-vested at Begining	$ 1.01	$ 0.3
Weighted - Average Grant Date Fair Value, Granted		4.81
Weighted - Average Grant Date Fair Value, Vested	1.03
Weighted - Average Grant Date Fair Value, Forfeited	0.54	1
Weighted - Average Grant Date Fair Value, Non-vested at Ending	$ 1.99	$ 1.01